Mortgage Loans Held for Sale and Warehouse Lines of Credit	9 Months Ended
Sep. 30, 2023
Mortgage Loans Held For Sale And Warehouse Agreement Borrowings [Abstract]
MORTGAGE LOANS HELD FOR SALE AND WAREHOUSE LINES OF CREDIT
5. MORTGAGE LOANS HELD FOR SALE AND WAREHOUSE LINES OF CREDIT
The Company has the following outstanding warehouse lines of credit:

			December 31,
(Amounts in thousands)	Maturity	Facility Size	2022	2021
Funding Facility 1 (1)	July 10, 2023	$500,000	$89,673	$286,804
Funding Facility 2 (2)	October 31, 2022	—	—	171,649
Funding Facility 3 (3)	September 30, 2022	—	—	55,622
Funding Facility 4 (4)	January 30, 2023	500,000	9,845	409,616
Funding Facility 5 (5)	May 31, 2022	—	—	622,573
Funding Facility 6 (6)	August 31, 2022	—	—	4,184
Funding Facility 7 (7)	August 25, 2022	—	—	7,279
Funding Facility 8 (8)	March 8, 2023	500,000	44,531	94,181
Funding Facility 9 (9)	April 6, 2022	—	—	1,433
Funding Facility 10 (10)	July 5, 2022	—	—	14,576
Total warehouse lines of credit		$1,500,000	$144,049	$1,667,917
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(1)Interest charged under the facility is the greater of i) a) thirty day term SOFR plus three and one-eight percent for each repurchase and non-qualifying mortgage loans, and b) interest rate charged on the note (“Note Rate”) minus one and one-half percent and ii) a) thirty day term SOFR plus two and one-eight percent for each mortgage loans that is not a non-qualifying or a repurchase mortgage loan, and b) the Note Rate minus one and one-eighth percent. Cash collateral deposit of $10.0 million is maintained.
(2)Interest charged under the facility was at the one month SOFR plus 1.75%, with a floor rate of one month LIBOR at 1.00%, as defined in agreement. Cash collateral deposit of $2.5 million was maintained until maturity. Funding Facility 2 matured on October 31, 2022 and the company did not extend beyond maturity.
(3)Interest charged under the facility was at the respective one month LIBOR plus 1.75%, with a floor rate of 2.25%, as defined in the agreement. Cash collateral deposit of $4.5 million was maintained until maturity. Funding Facility 3 matured on September 30, 2022 and the company did not extend beyond maturity.
(4)Interest charged under the facility is at the one month SOFR plus 1.77%. There is no cash collateral deposit maintained as of December 31, 2022. Subsequent to December 31, 2022, the facility was amended to decrease capacity to $250.0 million and to extend maturity to June 6, 2023.
(5)Interest charged under the facility was at the one month LIBOR plus 1.76% - 2.25%, with a floor rate of 0.50%. There was no cash collateral deposit maintained. Funding Facility 5 matured on May 31, 2022 and the company did not extend beyond maturity.
(6)Interest charged under the facility was at the one month SOFR plus 1.50% - 1.75%. Cash collateral deposit of $4.5 million was maintained. Funding Facility 6 matured on August 31, 2022 and the company did not extend beyond maturity.
(7)Interest charged under the facility was at the Adjusted one month Term SOFR plus 1.75% - 2.25%, with a floor rate of one month LIBOR at 0.38%. There was no cash collateral deposit maintained. Funding Facility 7 matured on August 25, 2022 and the company did not extend beyond maturity.
(8)Interest charged under the facility is at the one month SOFR plus 1.60% - 1.85%. Cash collateral deposit of $5.0 million is maintained. Subsequent to December 31, 2022, the facility was amended to decrease capacity to $250.0 million and to extend the maturity to June 6, 2023.
(9)Interest charged under the facility was at the one month LIBOR plus 1.60%, with a floor rate of one month LIBOR at 0.50%, as defined in the agreement. There was no cash collateral deposit maintained. Funding Facility 9 matured on April 6, 2022 and the company did not extend beyond maturity.
(10)Interest charged under the facility was at the one month LIBOR plus 1.88%, with a floor rate of one month LIBOR at 0.25%, as defined in the agreement. There was no cash collateral deposit maintained. Funding Facility 10 matured on July 5, 2022 and the company did not extend beyond maturity.
The unpaid principal amounts of the Company’s LHFS are also pledged as collateral under the relevant warehouse funding facilities. The Company’s LHFS are summarized below by those pledged as collateral and those fully funded by the Company:

	December 31,
(Amounts in thousands)	2022	2021
Funding Facility 1	$101,598	$309,003
Funding Facility 2	—	186,698
Funding Facility 3	—	67,106
Funding Facility 4	10,218	439,767
Funding Facility 5	—	681,521
Funding Facility 6	—	5,016
Funding Facility 7	—	9,828
Funding Facility 8	46,356	110,845
Funding Facility 9	—	4,420
Funding Facility 10	—	16,666
Total LHFS pledged as collateral	158,172	1,830,870
Company-funded LHFS	136,599	5,944
Company-funded Home Equity Line of Credit	8,320	—
Total LHFS	303,091	1,836,814
Fair value adjustment	(54,266)	17,621
Total LHFS at fair value	$248,826	$1,854,435
Average days loans held for sale, other than Company-funded LHFS, for the years ended December 31, 2022 and 2021 were approximately 18 days and 20 days, respectively. This is defined as the average days between funding and sale for loans funded during each period. As of December 31, 2022 and 2021, the Company had an immaterial amount of loans either 90 days past due or non-performing.
As of December 31, 2022 and 2021, the weighted average annualized interest rate for the warehouse lines of credit was 6.00% and 2.36%, respectively. The warehouse lines of credit contain certain restrictive covenants that require the Company to maintain certain minimum net worth, liquid assets, current ratios, liquidity ratios, leverage ratios, and earnings. In addition, these warehouse lines also require the Company to maintain compensating cash balances which aggregated to $15.0 million and $29.0 million as of December 31, 2022 and 2021, respectively, and are included in restricted cash on the accompanying consolidated balance sheets. The Company was in compliance with all financial covenants under the warehouse lines as of December 31, 2022 and 2021, respectively.